Consolidated Statements of Comprehensive Income (Loss) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (3,392,000)	$ 2,979,000	$ (5,735,000)	$ 9,291,000	$ 11,646,760	$ 21,669,452	$ (19,564,718)
Other comprehensive income (loss):
Foreign currency translation adjustment	774,000	(1,410,000)	(1,144,000)	27,000	1,480,720	(3,832,344)	65,261
Foreign currency hedge contract gains (losses)	(538,000)	1,244,000	1,322,000	189,000	(1,065,910)	3,354,899	(394,417)
Interest rate swap and cap contract losses	(1,626,000)	(640,000)	(2,940,000)	(1,583,000)	(3,593,569)	4,906,784	4,335,323
Other comprehensive loss	(1,390,000)	(806,000)	(2,762,000)	(1,367,000)	(3,178,759)	4,429,339	4,006,167
Comprehensive income (loss)	(4,782,000)	2,173,000	(8,497,000)	7,924,000	8,468,001	26,098,791	(15,558,551)
Comprehensive income attributable to noncontrolling interests:
Comprehensive (income) loss attributable to noncontrolling interests	482,000	(370,000)	737,000	(1,415,000)	(1,521,198)	(3,342,254)	2,211,209
Comprehensive income (loss) attributable to SmartStop Self Storage REIT, Inc. stockholders	$ (4,300,000)	$ 1,803,000	$ (7,760,000)	$ 6,509,000	$ 6,946,803	$ 22,756,537	$ (13,347,342)